SCHEDULE OF COMMON STOCK PURCHASE WARRANTS OUTSTANDING (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Equity [Abstract]
Warrants outstanding, beginning balance	25,718,971	37,390,452	4,985,394
Weighted average exercise price warrants outstanding, beginning balance	$ 0.20	$ 0.50	$ 0.50
Warrants outstanding, intrinsic value beginning balance
Warrants issued	919,106	25,718,971
Weighted average exercise price warrants issued	$ 0.20	$ 0.20
Warrants exchanged		(37,390,452)
Weighted average exercise price warrants exchanged		$ (0.50)
Warrants earned			32,405,058
Weighted average exercise price warrants earned			$ 0.50
Warrants forfeited
Weighted average exercise price warrants forfeited
Warrants outstanding, ending balance	26,638,077	25,718,971	37,390,452
Weighted average exercise price warrants outstanding, ending balance	$ 0.20	$ 0.20	$ 0.50
Warrants outstanding, intrinsic value ending balance
Common stock issuable upon exercise of warrants outstanding, ending	26,638,077	25,718,971	37,390,452
Common stock issuable upon exercise of warrants, outstanding weighted average exercise price, ending	$ 0.20	$ 0.20	$ 0.50
Common stock issuable upon exercise of warrants outstanding intrinsic value, ending